Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.66%
Aerospace & Defense–4.61%
General Dynamics Corp.	184,717	$25,570,374
Raytheon Technologies Corp.	245,822	14,144,598
Textron, Inc.	348,817	12,588,806
		52,303,778
Apparel Retail–1.20%
TJX Cos., Inc. (The)	245,454	13,659,515
Apparel, Accessories & Luxury Goods–0.97%
Capri Holdings Ltd.(b)	613,910	11,050,380
Automobile Manufacturers–2.90%
General Motors Co.	1,111,264	32,882,302
Building Products–3.85%
Johnson Controls International PLC	599,201	24,477,361
Trane Technologies PLC	158,605	19,230,856
		43,708,217
Cable & Satellite–3.04%
Charter Communications, Inc., Class A(b)	24,195	15,105,906
Comcast Corp., Class A	417,676	19,321,692
		34,427,598
Commodity Chemicals–1.17%
Dow, Inc.	282,830	13,307,152
Data Processing & Outsourced Services–1.04%
Fiserv, Inc.(b)	114,099	11,757,902
Diversified Banks–5.13%
Bank of America Corp.	579,872	13,969,116
Citigroup, Inc.	457,473	19,721,661
Wells Fargo & Co.	1,042,288	24,504,191
		58,194,968
Electric Utilities–2.77%
Duke Energy Corp.	140,115	12,408,585
Exelon Corp.	320,061	11,445,381
FirstEnergy Corp.	263,730	7,571,688
		31,425,654
Electronic Components–1.37%
Corning, Inc.	478,784	15,517,389
Electronic Manufacturing Services–1.04%
TE Connectivity Ltd.	120,993	11,825,856
Fertilizers & Agricultural Chemicals–2.90%
Corteva, Inc.	839,776	24,193,947
Nutrien Ltd. (Canada)	222,945	8,746,132
		32,940,079
Food Distributors–2.90%
Sysco Corp.	305,162	18,987,180
US Foods Holding Corp.(b)	624,421	13,874,634
		32,861,814
Shares		Value
Health Care Distributors–1.25%
McKesson Corp.	95,235	$14,183,349
Health Care Equipment–2.96%
Medtronic PLC	196,097	20,378,400
Zimmer Biomet Holdings, Inc.	96,819	13,180,939
		33,559,339
Health Care Facilities–0.61%
Universal Health Services, Inc., Class B	65,030	6,959,511
Health Care Services–0.98%
CVS Health Corp.	189,920	11,091,328
Health Care Supplies–0.84%
Alcon, Inc. (Switzerland)(b)	167,677	9,519,702
Home Improvement Retail–1.22%
Kingfisher PLC (United Kingdom)	3,611,263	13,801,582
Human Resource & Employment Services–0.72%
Adecco Group AG (Switzerland)	154,800	8,180,407
Insurance Brokers–1.06%
Willis Towers Watson PLC	57,768	12,063,114
Integrated Oil & Gas–1.67%
Chevron Corp.	262,493	18,899,496
Internet & Direct Marketing Retail–1.33%
Booking Holdings, Inc.(b)	8,812	15,074,512
Investment Banking & Brokerage–5.44%
Charles Schwab Corp. (The)	217,930	7,895,604
Goldman Sachs Group, Inc. (The)	139,717	28,078,926
Morgan Stanley	532,295	25,736,463
		61,710,993
IT Consulting & Other Services–3.07%
Cognizant Technology Solutions Corp., Class A	501,368	34,804,967
Managed Health Care–2.04%
Anthem, Inc.	86,065	23,116,198
Multi-line Insurance–2.12%
American International Group, Inc.	871,380	23,989,091
Oil & Gas Exploration & Production–2.76%
Canadian Natural Resources Ltd. (Canada)	455,007	7,292,140
Concho Resources, Inc.	205,035	9,046,144
Devon Energy Corp.	681,169	6,443,859
Parsley Energy, Inc., Class A	914,839	8,562,893
		31,345,036
Other Diversified Financial Services–1.81%
Equitable Holdings, Inc.	430,043	7,843,984
Voya Financial, Inc.	264,081	12,657,403
		20,501,387
Packaged Foods & Meats–1.39%
Kellogg Co.	104,017	6,718,458

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Packaged Foods & Meats–(continued)
Mondelez International, Inc., Class A	158,448	$9,102,838
		15,821,296
Pharmaceuticals–7.12%
Bristol-Myers Squibb Co.	357,522	21,555,001
GlaxoSmithKline PLC (United Kingdom)	407,026	7,624,362
Johnson & Johnson	150,791	22,449,764
Pfizer, Inc.	356,065	13,067,586
Sanofi (France)	159,713	16,014,269
		80,710,982
Railroads–2.44%
CSX Corp.	356,943	27,723,763
Real Estate Services–1.92%
CBRE Group, Inc., Class A(b)	462,533	21,725,175
Regional Banks–5.89%
Citizens Financial Group, Inc.	843,768	21,330,455
PNC Financial Services Group, Inc. (The)	222,316	24,434,751
Truist Financial Corp.	552,374	21,017,831
		66,783,037
Semiconductors–5.17%
Intel Corp.	338,187	17,511,323
NXP Semiconductors N.V. (Netherlands)	136,685	17,059,655
QUALCOMM, Inc.	204,232	24,034,021
		58,604,999
Shares		Value
Specialty Chemicals–1.11%
DuPont de Nemours, Inc.	227,830	$12,640,008
Systems Software–1.88%
Oracle Corp.	356,382	21,276,005
Technology Hardware, Storage & Peripherals–1.01%
Apple, Inc.	99,382	11,509,429
Tobacco–2.99%
Philip Morris International, Inc.	451,914	33,889,031
Wireless Telecommunication Services–1.97%
Vodafone Group PLC (United Kingdom)	16,834,570	22,334,092
Total Common Stocks & Other Equity Interests (Cost $1,016,113,500)		1,107,680,433
Money Market Funds–2.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	9,797,684	9,797,684
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	3,558,834	3,560,613
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	11,197,353	11,197,353
Total Money Market Funds (Cost $24,555,650)		24,555,650
TOTAL INVESTMENTS IN SECURITIES–99.82% (Cost $1,040,669,150)		1,132,236,083
OTHER ASSETS LESS LIABILITIES—0.18%		2,000,099
NET ASSETS–100.00%		$1,134,236,182
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,165,254	$89,967,594	$(116,335,164)	$-	$-	$9,797,684	$75,127
Invesco Liquid Assets Portfolio, Institutional Class	25,915,806	64,262,568	(86,633,212)	318	15,133	3,560,613	63,568
Invesco Treasury Portfolio, Institutional Class	41,331,718	102,820,108	(132,954,473)	-	-	11,197,353	82,213
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	14,382,025	(14,382,025)	-	-	-	768*
Invesco Liquid Assets Portfolio, Institutional Class	-	4,786,313	(4,784,001)	-	(2,312)	-	1,134*
Invesco Private Government Fund	-	28,334,666	(28,334,666)	-	-	-	157*
Invesco Private Prime Fund	-	4,714,817	(4,714,984)	-	167	-	66*
Total	$103,412,778	$309,268,091	$(388,138,525)	$318	$12,988	$24,555,650	$223,033

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/16/2020	State Street Bank & Trust Co.	CAD	8,319,803	USD	6,324,433	$75,934
10/16/2020	State Street Bank & Trust Co.	CHF	13,112,352	USD	14,463,787	221,942
10/16/2020	State Street Bank & Trust Co.	EUR	10,629,700	USD	12,627,552	161,159
10/16/2020	State Street Bank & Trust Co.	USD	247,805	CAD	331,018	802
10/16/2020	State Street Bank & Trust Co.	USD	401,399	EUR	342,585	381
10/16/2020	State Street Bank & Trust Co.	USD	3,616,097	GBP	2,825,013	29,410
Subtotal—Appreciation						489,628
Currency Risk
10/16/2020	Bank of New York Mellon (The)	GBP	31,444,628	USD	40,548,665	(28,703)
10/16/2020	State Street Bank & Trust Co.	CAD	429,983	USD	321,347	(1,587)
10/16/2020	State Street Bank & Trust Co.	EUR	141,346	USD	165,019	(750)
10/16/2020	State Street Bank & Trust Co.	GBP	776,100	USD	987,223	(14,286)
10/16/2020	State Street Bank & Trust Co.	USD	814,734	CAD	1,081,781	(2,273)
10/16/2020	State Street Bank & Trust Co.	USD	844,369	CHF	775,705	(1,846)
10/16/2020	State Street Bank & Trust Co.	USD	5,020,955	GBP	3,871,634	(24,848)
Subtotal—Depreciation						(74,293)
Total Forward Foreign Currency Contracts						$415,335

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,030,206,019	$77,474,414	$—	$1,107,680,433
Money Market Funds	24,555,650	—	—	24,555,650
Total Investments in Securities	1,054,761,669	77,474,414	—	1,132,236,083
Other Investments - Assets*
Forward Foreign Currency Contracts	—	489,628	—	489,628
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(74,293)	—	(74,293)
Total Other Investments	—	415,335	—	415,335
Total Investments	$1,054,761,669	$77,889,749	$—	$1,132,651,418

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Growth and Income Fund